Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Short-term loans	¥ 2,493,100		$ 356,500	¥ 3,786,901
Debt instrument, collateral description	As of December 31, 2024 and 2025, the repayments of primarily all of the short-term loans are guaranteed by other subsidiaries within the Group.	As of December 31, 2024 and 2025, the repayments of primarily all of the short-term loans are guaranteed by other subsidiaries within the Group.
Financial Institutions in PRC
Debt Instrument [Line Items]
Outstanding long-term loans	¥ 4,107,300		587,300	1,204,800
Repayments of long-term loans	282,800	$ 40,400
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans	693,000		99,100	717,900
Accounts payable factored to banks or other financial institutions	¥ 812,100		$ 116,100	¥ 1,119,200	¥ 1,771,100
Short-Term Borrowings
Debt Instrument [Line Items]
Weighted average interest rate	2.32%		2.32%	2.89%
Unused line of credit for short-term loans	¥ 2,692,800		$ 385,100	¥ 2,744,100
Long-Term Borrowings
Debt Instrument [Line Items]
Weighted average interest rate	2.82%		2.82%	3.58%
Unused line of credit for short-term loans	¥ 732,300		$ 104,700